MUTUAL FUND SERIES TRUST

AlphaCentric LifeSci Healthcare Fund

CLASS A: LYFAX CLASS C: LYFCX CLASS I: LYFIX

(the “Fund”)

October 30, 2024

This information supplements certain disclosures contained in the Summary Prospectus and Prospectus for the Fund, each dated August 1, 2024 and replaces the Supplement dated October 7, 2024.

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Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Life Sciences and Healthcare Fund”.

Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”) will replace LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund and Ryan Dunnegan, CPA and Portfolio Manager of KCM will replace Mark G. Charest as Portfolio Manager of the Fund. Accordingly, all references to LifeSci and Mark G. Charest are deleted in their entirety from the Summary Prospectus and Prospectus and the following changes are effective November 1, 2024:

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: AlphaCentric LifeSci Healthcare Fund - Sub-Advisor” is deleted and replaced with the following:

Sub-Advisor: Kennedy Capital Management LLC (the “Sub-Advisor” or “KCM”) is the Fund’s investment sub-advisor.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: AlphaCentric LifeSci Healthcare Fund - Portfolio Manager” is deleted and replaced with the following:

Portfolio Manager: Ryan Dunnegan, CPA is Portfolio Manager of the Sub-Advisor and is primarily responsible for the day-to-day management of the Fund’s portfolio. He has served the Fund as a Portfolio Manager since November 2024.

The section of the Fund’s Prospectus entitled “ADVISOR AND SUB-ADVISORS OF THE FUND - AlphaCentric LifeSci Healthcare Fund” is deleted and replaced with the following:

Sub-Advisor: AlphaCentric Life Sciences and Healthcare Fund

Kennedy Capital Management LLC, located at 10829 Olive Boulevard, St. Louis, MO 63141 serves as investment sub-advisor to the Fund’s portfolio. KCM was formed in 1980. Kennedy is registered as an investment advisor under the Investment Advisers Act of 1940. Kennedy provides investment management services to open-end funds, private investment funds, collective investment trust funds, and institutional and high net worth clients.

Subject to the oversight and approval of the Advisor, KCM is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, KCM is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor pays KCM 50% of the net advisory fees that the Advisor receives from the Fund.

Portfolio Managers – AlphaCentric Life Sciences and Healthcare Fund

Ryan Dunnegan, CPA is primarily responsible for the day-to-day management of the Fund’s portfolio.

Ryan Dunnegan, CPA, and [Portfolio Manager of the Sub-Advisor

Mr. Dunnegan has been with KCM since 2013 as a Research Analyst and served as a Portfolio Manager since 2022, and has been responsible for the day-to-day management of the Fund since November 2024. He is a Portfolio Manager for the Global Health Care and Biotechnology Sector strategies, Assistant Portfolio Manager for the Small Cap Growth and SMID Cap Growth strategies, and Research Analyst. As a Research Analyst at KCM, Mr. Dunnegan is responsible for selecting and monitoring securities within the health care sector of KCM's universe. Mr. Dunnegan also manages the Equity Research Internship Program. Mr. Dunnegan began his investment career at KCM in 2006 during a two-year internship. Mr. Dunnegan subsequently transitioned to the role of Associate Equity Analyst with KCM in 2008 through 2009, while simultaneously earning his Master of Accounting degree. Prior to re-joining KCM in 2013, Mr. Dunnegan spent nearly four years at KPMG LLP where he provided audit services in accordance with U.S. GAAP and IFRS standards to an array of public and privately held global companies. Mr. Dunnegan earned both his B.S. in Business Administration with a concentration in Accounting and a Master of Accounting from Saint Louis University.

The section of the Fund’s Prospectus entitled “ADVISOR AND SUB-ADVISORS OF THE FUND - Advisory Fees” is revised to add the following as the last sentence of the fourth paragraph of that section:

The Fund’s financial statements for the period ended March 31, 2025, when available, will contain discussions regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and KCM.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-ACFUNDS (1-844-223-8637) or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

AlphaCentric LifeSci Healthcare Fund CLASS A: LYFAX CLASS C: LYFCX CLASS I: LYFIX (the “Fund”)

October 30, 2024

This information supplements certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Fund, dated August 1, 2024 and replaces the Supplement dated October 7, 2024.

______________________________________________________________________________

Effective November 1, 2024, the Fund’s name will change to “AlphaCentric Life Sciences and Healthcare Fund”.

Also effective November 1, 2024, Kennedy Capital Management LLC (“KCM”) will replace LifeSci Fund Management LLC (“LifeSci”) as the sub-advisor of the Fund and Ryan Dunnegan, CPA and Portfolio Manager of KCM will replace Mark G. Charest as Portfolio Manager of the Fund. Accordingly, all references to LifeSci and Mark G. Charest are deleted in their entirety from the SAI and the following changes to the SAI are effective on November 1, 2024:

The fourth paragraph of the section of the Fund’s SAI entitled “MUTUAL FUND SERIES TRUST” is deleted and replaced with the following:

Kennedy Capital Management LLC (“KCM”) serves as the investment sub-advisor to the AlphaCentric Life Sciences and Healthcare Fund.

The section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Investment Sub-Advisor – AlphaCentric Life Sciences and Healthcare Fund” is deleted and replaced with the following:

Sub-Investment Advisor – AlphaCentric Life Sciences and Healthcare Fund

Kennedy Capital Management LLC (“KCM”), an investment advisory firm founded in 1980, has been retained to act as the sub-advisor to the Fund under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor. The Sub-Advisor also provides investment advisory services to open-end funds, private investment funds, collective investment trust funds, and institutional and high net worth clients.

As compensation for the sub-advisory services it provides to the Fund, the Advisor pays the Sub-Advisor 50% of the net advisory fees earned by the Advisor from the Fund. For this

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purpose, “net advisory fees” mean advisory fees collected from a Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s advisory fee and is not an additional cost to the Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board annually approves it for continuance. A discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be available in the Fund’s financial statements for the fiscal period ended March 31, 2025.

The following information replaces the information to the section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Manager – AlphaCentric Life Sciences and Healthcare Fund”:

Subject to the oversight and approval of the Advisor, Ryan Dunnegan, CPA, serves as portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Dunnegan’s receives a base salary. Mr. Dunnegan can also earn an increase in base salary based on revenue generated by the strategy/strategies managed by the portfolio manager. This revenue is directly tied to the value of assets managed by Mr. Dunnegan, which would include the applicable Fund’s assets as well as (i) a bonus that is based on the performance of the strategy/strategies managed by Mr. Dunnegan relative to the Fund’s benchmark and peer group, and (ii) a bonus based on the assessment of Mr. Dunnegan’s contribution toward firm-wide goals. Mr. Dunnegan may participate in the Sub-Advisor’s retirement plan, own equity in the firm, and may be offered additional opportunities to purchase equity in the firm in the form of shares or incentive units.

The following replaces the information in the tables contained under the section of the SAI entitled “Advisors and Sub-Advisors”:

As of September 30, 2024, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by Mr. Dunnegan are as follows:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
Ryan Dunnegan	1	$0.67	4	$366.9	23	$248.5

The advisory fee for the registered investment companies, other pooled investment vehicles or other accounts managed by Mr. Dunnegan, the following are subject to performance-based fees:

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Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets (millions)	Number	Total Assets (millions)	Number	Total Assets (millions)
Ryan Dunnegan	0	$0	0	$0	0	$0

The following table shows the dollar range of equity securities of the Fund beneficially owned by Ryan Dunnegan as of September 30, 2024.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Ryan Dunnegan	AlphaCentric Life Sciences and Healthcare Fund	None

The table in the section of the Fund’s SAI entitled “PROXY VOTING POLICY” is deleted and replaced with the following:

Fund	Responsible Party
AlphaCentric Life Sciences and Healthcare Fund	KCM

Appendix E is deleted in its entirety.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated August 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-ACFUNDS (1-844-223-8637) or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

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